Note 7 - Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Numbers of shares	Weighted average grant date fair value
		$

Outstanding at December 31, 2016	-	-
Granted	1,141,477	20.76
Vested	(434,615)	22.19
Forfeited	(318,700)	19.80
Outstanding at December 31, 2017	388,162	19.93
Expected to vest at December 31, 2017	358,162	19.93

Share-based Compensation, Stock Options, Activity [Table Text Block]
Weighted
		Weighted		average
		average	Weighted	remaining	Average
	Numbers	exercise	average grant	contractual	intrinsic
	of options	price	date fair value	term	value
		$	$	Years	$

Outstanding at December 31, 2016	-	-
Granted	343,000	29.00	19.91
Outstanding at December 31, 2017	343,000	29.00		9.98	27
Exercisable as of December 31, 2017	-	-
Vested and expected to vest at December 31, 2017	343,000	29.00		9.98	27

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year Ended December 31,
2017

Fair value of ordinary share	34.00
Risk-free interest rate	2.28%
Expected term (years)	5.5
Expected volatility	60%
Expected dividend yield	0%
Contractual life (years)	10

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Year Ended
December 31,
2017

Research and development	17,753
General and administrative	4,930

Total	22,683